MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
MARKETABLE SECURITIES
Schedule of fair value of marketable securities

	Cost	Fair Value
Balance, December 31, 2020	$832	$2,985
Acquired	3,415	3,415
Disposed	(364)	(1,256)
Realized gain	—	892
Unrealized loss	—	(944)
Balance, December 31, 2021	$3,883	$5,092
Gain on QuestEx shares held upon closing of QuestEx Transaction	—	1,247
Derecognition of QuestEx shares held upon closing of QuestEx Transaction (Note 8)	(3,415)	(5,499)
Acquired upon closing of QuestEx Transaction (Note 8)	253	253
Acquired	1,652	1,652
Disposed	(9)	(11)
Realized gain	—	3
Unrealized loss	—	(243)
Balance, December 31, 2022	$2,364	$2,494